[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]


(212) 318-6877
garyrawitz@paulhastings.com


June 5, 2009


VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:      Van Kampen Unit Trusts, Series 894 (the "Trust")
         (File No. 811-02754)

Ladies and Gentlemen:

On behalf of Van Kampen Funds Inc., Depositor of the Trust (the "Depositor"), transmitted herewith is a copy of the Trust's Registration Statement on Form S-6 for filing under the Securities Act of 1933 (the "Registration Statement").

The Trust consists of one underlying unit investment trust portfolio, Van Kampen Precious Metals and Mining Portfolio 2009-3. The Trust's portfolio will consist of a diversified portfolio of (i) stocks issued by companies in the precious metals mining industry and (ii) exchange-traded funds organized as common law investment trusts that invest in precious metals such as gold and silver ("Commodity ETFs"). The type of portfolio (stocks issued by companies in the precious metals mining industry and Commodity ETFs), structure and operation of the Trust will be substantially similar to FT 1994 (Inflation Hedge Portfolio Series) which was sponsored by First Trust Portfolios L.P. and was declared effective by the Commission on March 26, 2009 (Registration No. 333-157474). In addition, FT 2021 (Precious Metals Select Portfolio, Series 15) which was also sponsored by First Trust Portfolios L.P. and became effective on May 4, 2009 (Registration No. 333-158487) and Claymore Securities Defined Portfolios, Series 574 (Delta Global Hard Assets Portfolio, Series 1 and Delta Global Gold Producers Portfolio, Series 1) which was sponsored by Claymore Securities, Inc. and became effective on March 5, 2009 (Registration No. 333-157419) both contained portfolios consisting of stocks issued by companies in the precious metals mining industry. Finally, the structure and operation of the Trust will be substantially similar to Van Kampen Unit Trusts, Series 855 (Balanced Market Allocation Strategy 2009-2) which was also sponsored by the Depositor and was declared effective by the Commission on March 24, 2009 (Registration No. 333-156825) and contained a portfolio evenly divided between equity stocks and exchange-traded funds.

In light of the foregoing, it would be greatly appreciated if the Commission could provide a limited review of the enclosed material as soon as possible with a view toward declaring the Registration Statement effective in late June or early July.

No notification of registration or registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), is currently being submitted to the Commission, as the filings under the 1940 Act (File No. 811-02754) for Van Kampen Unit Trusts Series and Van Kampen Unit Trusts, Taxable Income Series are intended to apply to this series of the Trust. In addition, the Trust has not submitted, and does not expect to submit an exemptive application or no-action request in connection with this Registration Statement.

Mr. Vince DeStefano of the Commission Staff has reviewed the Depositor's filings for prior series of Van Kampen Unit Trusts. Please telephone the undersigned at
(212) 318-6877 with any questions you may have or for any further information you may desire.

Very truly yours,



/s/ Gary D. Rawitz
Gary D. Rawitz

for PAUL, HASTINGS, JANOFSKY & WALKER LLP